Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Disclosures
Schedule of compensation for key management personnel

	2025	2024
Short-term benefits(1)	$4.5	$3.8
Share-based payments(2)	16.9	7.3
	$21.4	$11.1
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the year.
2.	Represents the expense of stock options and RSUs and mark-to-market gains or losses on DSUs during the year.